Loss Per Share - Disclosure of Basic and Diluted Loss Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [line items]
Loss for the period attributable to owners of the Company for the purpose of calculating basic loss per share	$ (8,774)	$ (12,536)
Weighted average number of Ordinary Shares for the purpose of calculating basic loss per share	2,174	1,103
Weighted average number of Ordinary Shares for the purpose of calculating diluted loss per share	2,174	1,103
Loss per Ordinary Shares Outstanding - Basic	$ (4.04)	$ (11.37)
Loss per Ordinary Shares Outstanding - Diluted	$ (4.04)	$ (11.37)